WARRANTS, EXCHANGE (Details) $ / shares in Units, $ in Thousands			3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 10, 2017 USD ($) item $ / shares shares	Aug. 09, 2017 USD ($) $ / shares shares	Sep. 30, 2017 USD ($) shares	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($) shares	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Aug. 11, 2017 $ / shares
Warrants
Derivatives gain (loss) | $			$ (3,059)	$ (336)	$ (2,264)	$ (788)	$ 593	$ (10,804)	$ (376)
Value of stock issued | $								$ 14,480	$ 7,770
Number of warrants outstanding							3,391,439
Warrants
Warrants
Number of warrants outstanding			2,798,246		2,798,246
Warrants | Derivative with Exercise Price Four
Warrants
Exercise price (in dollars per unit) | $ / shares	$ 3.87									$ 0.83
Number of shares into which a warrant may be converted			48,507		48,507
Number of warrants outstanding	48,507	10,403
Warrant Exchange Agreement
Warrants
Number of times for exchange of warrants | item	3.5
Exercise price (in dollars per unit) | $ / shares	$ 3.87
Number of shares into which a warrant may be converted	577,548
Derivatives gain (loss) | $		$ (3,000)
Value of stock issued | $	$ 3,500
Warrant Exchange Agreement | Common Stock
Warrants
Number of shares issued (in shares)	2,021,419
Stock price (in dollars per share) | $ / shares		$ 1.75
Warrant Exchange Agreement | Fair Value | Common Stock
Warrants
Number of shares issued (in shares)		2,021,419